Income Taxes (Details) - Schedule of Deferred Income Tax Assets and Liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Assets and Liabilities [Abstract]
Inventory	$ 418	$ 197
Receivables	352	236
Accrued expenses	79	1,929
Interest limitations	1,170	370
Reserves	5,443	4,312
Other	169	169
Derivative	(743)
Lease liabilities	2,977	3,825
Loss carryforward	4,853	1,429
Valuation allowance	(10,957)	(6,998)
Total deferred tax asset	3,761	5,469
Fixed assets	(123)	(246)
Right-of-use assets	(2,732)	(3,490)
Intangibles	(906)	(10,140)
Total deferred tax liability	$ (3,761)	(13,876)
Total deferred tax liability, net		$ (8,407)